Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 98,000	$ 111,000	$ 28,000
Prepaid expenses and other current assets	27,000	37,000	82,000
Total Current Assets	125,000	148,000	110,000
Equipment, net	14,000	24,000	44,000
Pre-paid tax advance	731,440	738,000
Goodwill	510,000	510,000	510,000
Intangibles, net	703,000	980,000	1,385,000
Other assets	11,000	11,000	417,000
Total Assets	2,095,000	2,411,000	2,466,000
Current Liabilities:
Accounts payable	604,000	967,000	1,020,000
Deferred revenue	2,500,000	1,000,000
Accrued expenses and other current liabilities	1,077,000	1,350,000	1,375,000
Short-term debt, net of discount	546,000	221,000
Note payable	695,000	716,000
Warrant liability	13,000	93,000
Accrued preferred stock dividends payable		75,000	154,000
Tax contingency	850,000	337,000	400,000
Total Current Liabilities	6,285,000	4,783,000	2,819,000
Contingent earn-out liability	489,000	645,000	538,000
Tax contingency		743,000
Stock obligation to related party			4,879,000
Mandatorily redeemable preferred stock	413,000
Total Liabilities	7,187,000	6,171,000	8,236,000
Stockholders’ Equity (Deficit):
Convertible preferred stock, 5,000,000 shares authorized, $.001 par value; Series F Preferred – 650, 776 and 1,500 shares issued and outstanding at September 30, 2013, December 31, 2012 and 2011,respectively; liquidation preference of $657, $876 and $1,524 , at September 30, 2013, December 31, 2012 and 2011, respectively	0	0	0
Common stock, 470,000,000 shares authorized, $.01 par value, 32,915,251, 9,541,174 and 2,159,911 shares issued and outstanding at September 30, 2013, December 31, 2012 and 2011, respectively	329,000	2,385,000	540,000
Additional paid-in capital	117,073,000	105,448,000	82,042,000
Accumulated deficit	(122,494,000)	(111,329,000)	(86,102,000)
	(5,092,000)	(3,496,000)	(3,520,000)
Note receivable for shares issued		(264,000)	(2,250,000)
Total Stockholders’ Deficit	(5,092,000)	(3,760,000)	(5,770,000)
Total Liabilities and Stockholders’ Deficit	2,095,000	2,411,000	2,466,000
Preferred Stock [Member]
Current Liabilities:
Accrued preferred stock dividends payable		$ 99,000	$ 24,000